Related Party Transactions (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2022	Dec. 31, 2020
Related Party Transactions [Abstract]
Solar powered atmospheric water generator		$ 550,000
Deposit Liability, Current		$ 303,742		$ 193,497
Unpaid balance on equipment	$ 55,169		$ 52,761
Accounts payable - related party	124,370		27,029
Common stock subscriptions	792,745		$ 0
Subscription deposit received used	792,745
Stock Issuance	377,350
Pending Stock Sale	$ 1,170,095
Pending Stock Shares	23,402,000